Insurance Receivable and Impairment - Schedule of Insurance Receivable on Fleet (Detail) - Insolvent Customer - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases Disclosure [Line Items]
Estimated unrecovered containers, net of insurance deductible	$ 409,000
Recovery costs	1,383,000	$ 4,864,000
Insurance receivable related to this insolvent customer as of December 31, 2019	$ 1,792,000	$ 0